Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Income (Loss) Per Share (Tables) [Line Items]
Schedule of basic and diluted net income (loss)
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Net gain (loss) attributable to common stockholders	$11,152,848	$(1,160,185)	$3,562,699	$(4,145,193)

Weighted average common shares outstanding
Basic	5,900,980	5,158,607	5,534,794	5,158,607
Diluted	45,956,427	5,158,607	45,590,241	5,158,607

Net income (loss) per common share
Basic	$1.89	$(0.22)	$0.64	$(0.80)
Diluted	$0.24	$(0.22)	$0.08	$(0.80)

	For the Years Ended December 31,
	2020	2019
Net loss attributable to common stockholders	$(5,812,663)	$(10,836,586)
Basic and dilutive weighted average outstanding shares of common stock	5,158,607	5,158,607
Basic and diluted net loss per share of common stock	$(1.13)	$(2.10)